Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 181,125,000.00
Previously Paid Amount	0.00
Total Fee Amount	25,013.36
Total Offset Amount	0.00
Net Fee	$ 25,013.36